Exhibit 99
Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	November 2015
Payment Date	12/15/2015
Transaction Month	3
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,124,319,859.88	46,836	57.2 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$220,400,000.00	0.38000%	September 15, 2016
Class A-2a Notes	$273,400,000.00	0.950%	August 15, 2018
Class A-2b Notes	$100,000,000.00	0.557%	August 15, 2018
Class A-3 Notes	$300,000,000.00	1.410%	February 15, 2020
Class A-4 Notes	$105,720,000.00	1.740%	February 15, 2021
Class B Notes	$31,570,000.00	2.010%	March 15, 2021
Class C Notes	$21,040,000.00	2.260%	March 15, 2022
Total	$1,052,130,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,893,751.89

Principal:
Principal Collections	$20,782,977.96
Prepayments in Full	$16,231,261.11
Liquidation Proceeds	$138,080.26
Recoveries	$0.00
Sub Total	$37,152,319.33
Collections	$40,046,071.22

Purchase Amounts:
Purchase Amounts Related to Principal	$254,666.59
Purchase Amounts Related to Interest	$381.43
Sub Total	$255,048.02

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$40,301,119.24

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	November 2015
Payment Date	12/15/2015
Transaction Month	3
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$40,301,119.24
Servicing Fee	$859,356.42	$859,356.42	$0.00	$0.00	$39,441,762.82
Interest - Class A-1 Notes	$38,059.82	$38,059.82	$0.00	$0.00	$39,403,703.00
Interest - Class A-2a Notes	$216,441.67	$216,441.67	$0.00	$0.00	$39,187,261.33
Interest - Class A-2b Notes	$44,869.44	$44,869.44	$0.00	$0.00	$39,142,391.89
Interest - Class A-3 Notes	$352,500.00	$352,500.00	$0.00	$0.00	$38,789,891.89
Interest - Class A-4 Notes	$153,294.00	$153,294.00	$0.00	$0.00	$38,636,597.89
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$38,636,597.89
Interest - Class B Notes	$52,879.75	$52,879.75	$0.00	$0.00	$38,583,718.14
Second Priority Principal Payment	$6,478,506.04	$6,478,506.04	$0.00	$0.00	$32,105,212.10
Interest - Class C Notes	$39,625.33	$39,625.33	$0.00	$0.00	$32,065,586.77
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$32,065,586.77
Regular Principal Payment	$117,854,858.00	$32,065,586.77	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$40,301,119.24

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$6,478,506.04
Regular Principal Payment					$32,065,586.77
Total					$38,544,092.81
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$38,544,092.81	$174.88	$38,059.82	$0.17	$38,582,152.63	$175.05
Class A-2a Notes	$0.00	$0.00	$216,441.67	$0.79	$216,441.67	$0.79
Class A-2b Notes	$0.00	$0.00	$44,869.44	$0.45	$44,869.44	$0.45
Class A-3 Notes	$0.00	$0.00	$352,500.00	$1.18	$352,500.00	$1.18
Class A-4 Notes	$0.00	$0.00	$153,294.00	$1.45	$153,294.00	$1.45
Class B Notes	$0.00	$0.00	$52,879.75	$1.68	$52,879.75	$1.68
Class C Notes	$0.00	$0.00	$39,625.33	$1.88	$39,625.33	$1.88
Total	$38,544,092.81	$36.63	$897,670.01	$0.85	$39,441,762.82	$37.48

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	November 2015
Payment Date	12/15/2015
Transaction Month	3

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$124,333,364.04	0.5641260	$85,789,271.23	0.3892435
Class A-2a Notes	$273,400,000.00	1.0000000	$273,400,000.00	1.0000000
Class A-2b Notes	$100,000,000.00	1.0000000	$100,000,000.00	1.0000000
Class A-3 Notes	$300,000,000.00	1.0000000	$300,000,000.00	1.0000000
Class A-4 Notes	$105,720,000.00	1.0000000	$105,720,000.00	1.0000000
Class B Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class C Notes	$21,040,000.00	1.0000000	$21,040,000.00	1.0000000
Total	$956,063,364.04	0.9086932	$917,519,271.23	0.8720588

Pool Information
Weighted Average APR	3.469%	3.443%
Weighted Average Remaining Term	55.43	54.55
Number of Receivables Outstanding	44,345	43,293
Pool Balance	$1,031,227,704.66	$993,761,292.61
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$963,726,278.55	$928,544,858.00
Pool Factor	0.9172014	0.8838777

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$5,621,599.30
Targeted Credit Enhancement Amount	$35,948,974.38
Yield Supplement Overcollateralization Amount	$65,216,434.61
Targeted Overcollateralization Amount	$95,543,809.69
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$76,242,021.38

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$5,621,599.30
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$5,621,599.30
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$5,621,599.30

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	November 2015
Payment Date	12/15/2015
Transaction Month	3
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		112	$59,426.13
(Recoveries)		0	$0.00
Net Loss for Current Collection Period			$59,426.13
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.0692%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			N/A
Second Prior Collection Period			0.0003%
Prior Collection Period			0.0468%
Current Collection Period			0.0704%
Four Month Average (Current and Prior Three Collection Periods)			N/A

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		321	$100,811.04
(Cumulative Recoveries)			$0.00
Cumulative Net Loss for All Collection Periods			$100,811.04
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0090%

Average Realized Loss for Receivables that have experienced a Realized Loss			$314.05
Average Net Loss for Receivables that have experienced a Realized Loss			$314.05

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.62%	261	$6,164,493.30
61-90 Days Delinquent	0.08%	28	$779,234.17
91-120 Days Delinquent	0.01%	3	$77,332.21
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.71%	292	$7,021,059.68

Repossession Inventory:
Repossessed in the Current Collection Period		9	$215,665.87
Total Repossessed Inventory		13	$333,248.60

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0044%
Prior Collection Period			0.0248%
Current Collection Period			0.0716%
Three Month Average			0.0336%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month		Trigger
1-12		1.00%
13-24		1.75%
25-36		3.25%
37+		5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0862%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	November 2015
Payment Date	12/15/2015
Transaction Month	3

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer